GENARAL (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended						1 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Aug. 01, 2012
Business Acquisition [Line Items]
Revenues	$ 105,290	[1]	$ 97,857	[1]	$ 84,832	[1]
Cost of revenues	69,740		66,260		56,742
Gross loss	35,550		31,597		28,090
Operating expenses:
Sales and marketing	11,219		10,398		9,067
General and administrative	11,883		10,539		9,232
Operating (loss)	6,547		6,046		5,088
Financial expense, net	(2,424)		(1,077)		(1,628)
Net loss	12,740		7,271		1,637
Segment, Discontinued Operations [Member]
Business Acquisition [Line Items]
Revenues							3
Cost of revenues							143
Gross loss							(140)
Operating expenses:
Sales and marketing							60
General and administrative							181
Impairment of goodwill and intangible asset							348
Operating (loss)							(729)
Financial expense, net							18
Net loss							$ (747)

[1]	Revenues are attributed to geographic areas based on the location of the end-customers.